Schedule of Reconciliation of Federal Statutory Income Tax Rate To Effective Income Tax Rate (Details) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
U.S. federal statutory tax rate, percent				21.00%	21.00%
State taxes, net of federal benefit, percent					5.50%
Research and development credits					5.80%
Expiration of stock options				(1.20%)	(7.70%)
Permanent differences					(2.40%)
Limitations on credits and net operating losses					(1.20%)
Change in valuation allowance, percent				(19.70%)	(21.00%)
Effective tax rate, percent
U.S. federal statutory tax rate, amount				$ (1,084,000)
Change in valuation allowance, amount				1,018,000
Net, amount
Net, percent
Eos SENOLYTIXS Inc [Member]
Restructuring Cost and Reserve [Line Items]
U.S. federal statutory tax rate, percent			21.00%	21.00%
State taxes, net of federal benefit, percent			3.80%	4.20%
Change in valuation allowance, percent			24.80%	25.20%
Effective tax rate, percent	0.00%	0.00%	0.00%	0.00%
U.S. federal statutory tax rate, amount			$ (16,000)	$ (53,000)
State taxes, net of federal benefit, amount			(3,000)	(11,000)
Change in valuation allowance, amount			(19,000)	(64,000)
Net, amount
Net, percent	0.00%	0.00%	0.00%	0.00%